UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds

(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York , NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT APRIL 30, 2011

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Commodity Trends Strategy Fund
Financial Trends Strategy Fund
Direxion/Wilshire Dynamic Fund
Direxion Long/Short Global IPO Fund

Table of Contents

Letter to Shareholders	4

Expense Example	6

Allocation of Portfolio Holdings	7

Schedule of Investments	8

Financial Statements	14

Financial Highlights	18

Notes to the Financial Statements	19

Additional Information	29

Information on Board of Trustees and Officers	30

Help Preserve the Environment – Go Green!

Go paperless with Direxion e-Delivery – a service allowing shareholders to reduce clutter with full online access to regulatory documents. Begin the preservation process with e-delivery.

With Direxion e-Delivery you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit www.direxionfunds.com/edelivery

2.	Follow the simple enrollment instructions

If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report covers the Direxion/Wilshire Dynamic Fund (“Dynamic Fund”), the Commodity Trends Strategy Fund, the Financial Trends Strategy Fund and the Direxion Long/Short Global IPO Fund for the period from November 1, 2010 to April 30, 2011 (the “Semi-Annual Period”). During the Semi-Annual Period, the DJ Industrial Average Index returned 16.71%, the S&P 500 Index returned 16.36%, the Barclay Capital U.S. Aggregate Bond Index returned 0.02% and the NASDAQ-100 Index returned 13.61%.

In general, the performance of the equity markets continued the sustained bull rally after a small pullback during the summer months of 2010. On the fixed income side, markets have reacted negatively both domestically and globally, as the world strives to navigate the current credit cycle. During the Semi-Annual Period, the U.S. Dollar varied wildly when compared to the major G10 currencies. Gold was a strong performing asset during the Semi-Annual Period and continues to perform well along with other precious metals such as silver and platinum. Additionally, other commodities such as oil, grains, and livestock have performed very well as investor attention is focused on the possibility of impending inflation.

The Dynamic Fund uses built-in tactical strategies to attempt to capitalize on short-term market inefficiencies, designed for investors seeking to outperform a traditional strategic (long-term only) asset allocation approach. The Dynamic Fund seeks capital appreciation. To achieve its investment objective, the Dynamic Fund combines a strategic asset allocation with a “tactical overlay” to position the Dynamic Fund defensively or aggressively, depending upon the outlook of the Wilshire Associates Incorporated (the “Sub-adviser”). Under normal circumstances, the Dynamic Fund is managed by the Adviser pursuant to the Sub-adviser’s traditional asset allocation model which allocates approximately 60% of the Dynamic Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Dynamic Fund’s risk exposure based on the Sub-adviser’s outlook for the market. The Sub-adviser’s tactical model evaluates asset class allocations on a monthly basis. In response to market conditions, the Sub-adviser may recommend that the Adviser rebalance the Dynamic Fund’s portfolio, use short positions and/or employ leverage in its tactical allocations. The Dynamic Fund Investor Class returned 8.23%, as compared to a total return of 15.04% from the MSCI World Index, 0.02% for the Barclay Capital U.S. Aggregate Bond Index and 11.20% for a composite1 of the two. The price return of the MSCI World Index was 13.61%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

1 As measured by a monthly 60% allocation to the MSCI World Index and 40% to the Barclays Capital Aggregate Bond Index.

4  DIREXION SEMI-ANNUAL REPORT

The Commodity Trends Strategy Fund, the Financial Trends Strategy Fund and the Direxion Long/Short Global IPO Fund incorporate long/short, tactical strategies with exposure to alternative asset classes through investments in derivatives. Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of these Funds. The use of derivatives may result in larger losses or smaller gains than would otherwise be the case.

The Commodity Trends Strategy Fund seeks investment results comparable to the performance of the AFT Commodity Trends Indicator® (“AFT CTI®”). The Commodity Trends Strategy Fund Investor Class returned 20.41%. The AFT CTI itself returned 22.13%. The Financial Trends Strategy Fund seeks investment results comparable to the performance of the AFT Financial Trends Indicator® (“AFT FTI®”). The Financial Trends Strategy Fund Investor Class returned -3.07%. The AFT FTI itself returned -1.81%.

The Direxion Long/Short Global IPO Fund seeks capital appreciation through a risk-controlled portfolio. To achieve its investment objective, the Fund invests in initial public offerings (“IPOs”) and spin-offs using a combined long/short strategy (“IPOX Global Long/Short Index”) developed by the Sub-advisor, IPOX® Capital Management, LLC. During normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued in connection with IPOs and spin-offs of domestic and foreign issuers, including issuers in emerging markets, and financial instruments that provide exposure to these IPOs.

The Direxion Long/Short Global IPO Fund Investor Class returned 4.17%. The portion of the portfolio that invests in the IPOX Global Long/Short Index declined -1.45%.

As always, we thank you for using the Direxion Funds and look forward to our mutual success.

Best Regards,

Daniel O’Neill	Patrick Rudnick
Chief Investment Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratios of the Direxion/Wilshire Dynamic Fund Investor Class, Commodity Trends Strategy Fund Investor Class, Financial Trends Strategy Fund Investor Class and the Direxion Long/Short Global IPO Fund Investor Class is 1.58%, 1.75%, 1.77% and 2.01%, respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1-800-851-0511 or visit www.direxionfunds.com. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC.
Date of First Use: June 29, 2011

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratios of the Direxion/Wilshire Dynamic Fund Investor Class, Commodity Trends Strategy Fund Investor Class, Financial Trends Strategy Fund Investor Class and the Direxion Long/Short Global IPO Fund Investor Class is 1.40%, 1.74%, 1.75% and 1.90%, respectively.

DIREXION SEMI-ANNUAL REPORT  5

Expense Example
April 30, 2011 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (November 1, 2010 — April 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem Investor Class or Institutional Class shares of the Fund that have been held for less than 90 days. You may be charged a contingent deferred sales charge of 1.00% of the net amount of the redemption if you redeem Class C shares of the Fund within 12 months of purchase. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your count during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, sales charges (loads), returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
April 30, 2011 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	November 1, 2010	April 30, 2011	Period[2]

Commodity Trends Strategy Fund Investor Class
Based on actual fund return	1.74%	$1,000.00	$1,204.10	$9.51
Based on hypothetical 5% return	1.74%	1,000.00	1,016.17	8.70
Commodity Trends Strategy Fund Institutional Class
Based on actual fund return	1.24%	1,000.00	1,205.40	6.78
Based on hypothetical 5% return	1.24%	1,000.00	1,018.65	6.21
Commodity Trends Strategy Fund Class C
Based on actual fund return	2.24%	1,000.00	1,200.40	12.22
Based on hypothetical 5% return	2.24%	1,000.00	1,013.69	11.18
Financial Trends Strategy Fund Investor Class
Based on actual fund return	1.75%	1,000.00	969.30	8.54
Based on hypothetical 5% return	1.75%	1,000.00	1,016.12	8.75
Financial Trends Strategy Fund Institutional Class
Based on actual fund return	1.25%	1,000.00	971.60	6.11
Based on hypothetical 5% return	1.25%	1,000.00	1,018.60	6.26
Financial Trends Strategy Fund Class C
Based on actual fund return	2.25%	1,000.00	967.20	10.97
Based on hypothetical 5% return	2.25%	1,000.00	1,013.64	11.23
Direxion/Wilshire Dynamic Fund Investor Class
Based on actual fund return	1.42%	1,000.00	1,082.30	7.33
Based on hypothetical 5% return	1.42%	1,000.00	1,017.75	7.10
Direxion/Wilshire Dynamic Fund Class C
Based on actual fund return	2.05%	1,000.00	1,078.70	10.57
Based on hypothetical 5% return	2.05%	1,000.00	1,014.63	10.24
Direxion Long/Short Global IPO Fund Investor Class
Based on actual fund return	1.85%	1,000.00	1,041.70	9.37
Based on hypothetical 5% return	1.85%	1,000.00	1,015.62	9.25
Direxion Long/Short Global IPO Fund Class C
Based on actual fund return	2.36%	1,000.00	1,038.90	11.93
Based on hypothetical 5% return	2.36%	1,000.00	1,013.09	11.78

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
April 30, 2011 (Unaudited)

		Common	Investment	Put
	Cash*	Stock	Companies	Options		Futures		Swaps	Total

Commodity Trends Strategy Fund (Consolidated)	90%	—	—	0	%**	—		10%	100%
Financial Trends Strategy Fund	101%	—	—	—		—		(1%)	100%
Direxion/Wilshire Dynamic Fund	51%	—	44%	—		—		5%	100%
Long/Short Global IPO Fund	78%	37%	—	—		0	%**	(15%)	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT  7

Commodity Trends Strategy Fund
Consolidated Schedule of Investments
April 30, 2011 (Unaudited)

Contracts		Value

PURCHASED OPTIONS - 0.00%^
PUT OPTIONS - 0.00%^
	United States Oil Fund
100	Expiration: May 2011 Exercise Price: $38.00	$400
100	Expiration: May 2011 Exercise Price: $39.00	500
200	Expiration: May 2011 Exercise Price: $40.00	1,600
200	Expiration: May 2011 Exercise Price: $41.00	2,600
200	Expiration: May 2011 Exercise Price: $42.00	4,600
345	Expiration: May 2011 Exercise Price: $43.00	13,110
100	Expiration: June 2011 Exercise Price: $41.00	4,600

	TOTAL PURCHASED OPTIONS (Cost $59,679)	$27,410

SHORT TERM INVESTMENTS - 96.9%
MONEY MARKET FUNDS - 96.9%
23,793,453	Fidelity Institutional Government Portfolio, 0.01%(a)	$23,793,453
23,793,454	Fidelity Institutional Money Market Portfolio, 0.14%(a)	23,793,454
23,793,454	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	23,793,454
79,308,948	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	79,308,948
23,793,454	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	23,793,454

	TOTAL SHORT TERM INVESTMENTS (Cost $174,482,763)	$174,482,763

	TOTAL INVESTMENTS (Cost $174,542,442) - 96.9%	$174,510,173
	Other Assets in Excess of Liabilities - 3.1%	5,638,098

	TOTAL NET ASSETS - 100.0%	$180,148,271

Percentages are stated as a percent of net assets.

^ Less than 0.5%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	$29,391,637 of this security is held as collateral for swap contracts.

Commodity Trends Strategy Fund
Long Equity Swap Contracts
April 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation

Bank of America Merrill Lynch	AFT Commodity Trends Indicator	67,669	$130,624,178	(1.20%)	1/23/2012	$16,327,347
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	1,895	3,999,701	(1.20%)	4/2/2012	465,483
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	1,188	2,500,454	(1.20%)	4/26/2012	293,659
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	1,174	2,499,387	(1.20%)	5/7/2012	291,129
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	515	1,098,083	(1.20%)	5/8/2012	127,899
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	2,107	4,498,487	(1.20%)	5/14/2012	524,033
Credit Suisse Capital, LLC	AFT Commodity Trends Indicator	1,387	2,999,457	(0.96%)	5/17/2012	345,060

		75,935	$148,219,747			$18,374,610

The accompanying notes are an integral part of these financial statements.
8  DIREXION SEMI-ANNUAL REPORT

Financial Trends Strategy Fund
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 98.5%
MONEY MARKET FUNDS - 98.5%
2,652,568	Fidelity Institutional Government Portfolio, 0.01%(a)	$2,652,568
2,652,568	Fidelity Institutional Money Market Portfolio, 0.14%(a)	2,652,568
2,652,568	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	2,652,568
7,116,569	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	7,116,569
2,652,569	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	2,652,569

	TOTAL SHORT TERM INVESTMENTS (Cost $17,726,842)	$17,726,842

	TOTAL INVESTMENTS (Cost $17,726,842) - 98.5%	$17,726,842
	Other Assets in Excess of Liabilities - 1.5%	268,094

	TOTAL NET ASSETS - 100.0%	$17,994,936

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	$4,464,000 of this security is held as collateral for swap contracts.

Financial Trends Strategy Fund
Long Equity Swap Contracts
April 30, 2011 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	(Depreciation)

Bank of America Merrill Lynch	AFT Financial Trends Indicator	14,910	$16,841,591	(1.11%)	1/23/2012	$(137,588)
Bank of America Merrill Lynch	AFT Financial Trends Indicator	408	450,330	(1.11%)	2/24/2012	7,254
Bank of America Merrill Lynch	AFT Financial Trends Indicator	500	550,405	(1.11%)	3/12/2012	10,718

		15,818	$17,842,326			$(119,616)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  9

Direxion/Wilshire Dynamic Fund
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 44.1%
14,953	iShares Barclays TIPS Bond Fund	$1,662,175
8,954	iShares MSCI Emerging Markets Index Fund	447,700
83,352	iShares MSCI Japan Index Fund	877,697
7,084	iShares MSCI Pacific ex-Japan Index Fund	358,167
52,782	iShares MSCI United Kingdom Index Fund	1,008,664
3,471	iShares Russell 2000 Growth Index Fund	342,831
2,960	iShares Russell 2000 Value Index Fund	226,588
30,229	iShares S&P Europe 350 Index Fund	1,370,583
20,121	iShares S&P GSCI Commodity Indexed Trust	783,512
38,035	SPDR Barclays Capital High Yield Bond ETF	1,555,631
18,158	SPDR Barclays Capital International Treasury Bond ETF	1,139,414
3,377	SPDR Dow Jones REIT ETF	231,122

	TOTAL INVESTMENT COMPANIES (Cost $8,148,743)	$10,004,084

SHORT TERM INVESTMENTS - 55.0%
MONEY MARKET FUNDS - 55.0%
2,091,561	Fidelity Institutional Government Portfolio, 0.01%(a)	$2,091,561
2,091,561	Fidelity Institutional Money Market Portfolio, 0.14%(a)	2,091,561
2,091,561	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	2,091,561
4,111,560	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	4,111,560
2,091,560	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	2,091,560

	TOTAL SHORT TERM INVESTMENTS (Cost $12,477,803)	$12,477,803

	TOTAL INVESTMENTS (Cost $20,626,546) - 99.1%	$22,481,887
	Other Assets in Excess of Liabilities - 0.9%	200,973

	TOTAL NET ASSETS - 100.0%	$22,682,860

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	$2,020,000 of this security is held as collateral for swap contracts.

Direxion/Wilshire Dynamic Fund
Long Equity Swap Contracts
April 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation

Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	64,683	$6,908,673	(0.46%)	3/13/2012	$70,680
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	56,618	3,002,801	(0.46%)	3/13/2012	550,052
Credit Suisse Capital, LLC	iShares Russell 1000 Value Index Fund	46,611	2,874,045	(0.46%)	3/13/2012	437,233

		167,912	$12,785,519			$1,057,965

The accompanying notes are an integral part of these financial statements.
10  DIREXION SEMI-ANNUAL REPORT

Direxion Long/Short Global IPO Fund
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 36.8%
Air Transportation - 1.1%
100,000	Grupo Aeromexico SAB de CV (Mexico)(a)	$266,251

Amusement, Gambling and Recreation Industries - 0.8%
20,000	T4F Entretenimento SA (Brazil)(a)	190,694

Chemical Manufacturing - 3.5%
10,000	CVR Partners, LP(a)	191,400
852,500	China NT Pharma Group Co. Ltd. (China)(a) (Restricted Security, acquired on 4/14/11, cost $502,738)	369,924
10,000	Pacira Pharmaceuticals, Inc.(a)	105,400
10,000	Sagent Pharmaceuticals, Inc.(a)	204,100

		870,824

Computer And Electronic Product Manufacturing - 0.9%
5,000	Magnachip Semiconductor Corp. (Luxembourg)(a)	69,750
16,000	Sequans Communications SA (France)(a)	164,160

		233,910

Credit Intermediation and Related Activities - 2.3%
1,000	Apollo Global Management LLC(a)	18,080
6,000	BankUnited, Inc.	168,540
14,000	CBOE Holdings Inc.	375,480

		562,100

Crop Production - 0.5%
10,000	Adecoagro SA (Luxembourg)(a)	123,400

Food Manufacturing - 3.5%
10,000	Arcos Dorados Holdings, Inc. (Argentina)(a)	220,300
50,000	International Meal Co. Holdings (Brazil)(a)	500,572
15,000	Norway Royal Salmon AS (Norway)(a)	62,612
298,000	Yashili International Holdings Ltd. (China)(a) (Restricted Security, acquired on 10/26/10 & 3/18/11, cost $125,237)	98,614

		882,098

Health and Personal Care Stores - 0.9%
12,000	GNC Acquisition Holdings, Inc.(a)	228,600

Hospitals - 0.8%
6,000	HCA Holdings, Inc.(a)	196,800

Insurance Carriers and Related Activities - 0.1%
3,000	Gjensidige Forsikring ASA (Norway)(a)	39,083

Mining (Except Oil and Gas) - 1.4%
500,000	IRC Limited (China)(a) (Restricted Security, acquired on 10/15/10, cost $117,196)	149,364
270,000	Nickel Asia Corp. (Philippines)	144,114
5,000	Royal Bafokeng Platinum Ltd. (South Africa)(a)	50,267

		343,745

Miscellaneous Manufacturing - 0.6%
7,000	Tornier NV (Netherlands)(a)	152,600

Oil and Gas Extraction - 1.8%
74,500	Aker Drilling ASA (Norway)(a)	255,594
350,000	Hilong Holdings Ltd. (China)(a) (Restricted Security, acquired on 4/21/11, cost $117,347)	109,963
2,000	Sandridge Mississippian Trust I(a)	51,960
4,045	SinoTech Energy Ltd. (China)(a)	26,090

		443,607

Pipeline Transportation - 0.1%
1,000	Tesoro Logistics LP(a)	23,710

Primary Metal Manufacturing - 5.1%
14,789	AMAG Austria Metall AG (Austria)(a)	394,286
400,000	China Hongqiao Group Ltd. (China)(a) (Restricted Security, acquired on 3/18/11, cost $372,965)	399,163
690,000	China Kingstone Mining Holdings Ltd. ( China)(a) (Restricted Security, acquired on 3/11/11, cost $201,344)	188,354
5,000	TMS International Corp.(a)	69,750
150,000	United Company RUSAL (Russia)(a) (Restricted Security, acquired on 3/25/11, cost $245,916)	229,454

		1,281,007

Professional, Scientific and Technical Services - 5.5%
10,000	21Vianet Group, Inc. (China)(a)	155,100
1,000	Cornerstone OnDemand, Inc.(a)	19,140
10,000	Fluidigm Corp.(a)	165,500
7,500	InterXion Holding NV (Netherlands)(a)	112,350
15,000	Qihoo 360 Technology Co. Ltd. (China)(a)	427,500
15,000	Responsys, Inc.(a)	239,700
20,000	ServiceSource International, Inc.(a)	250,000

		1,369,290

Rail Transportation - 0.6%
13,000	TransContainer OAO (Russia)(a)	156,000

Real Estate - 0.8%
15,000	STAG Industrial, Inc.(a)	190,500

Rental & Leasing Services - 0.2%
1,500	Air Lease Corp.(a)	41,400

Support Activities for Transportation - 0.2%
50,000	Hutchison Port Holdings Trust (Singapore)(a)	46,000

Transportation Equipment Manufacturing - 4.3%
25,000	Autometal SA (Brazil)	282,068
10,000	Williams F1 (United Kingdom)(a)	277,716
10,000	General Motors Co.(a)	320,900
7,000	Tesla Motors, Inc.(a)	193,200

		1,073,884

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Direxion Long/Short Global IPO Fund
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Utilities - 1.0%
503,000	China Datang Corporation Renewable Power Co. Ltd. (China)(a) (Restricted Security, acquired on 12/13/10, cost $152,197)	$146,374
100,000	China Longyuan Power Group Corp. (China) (Restricted Security, acquired on 1/12/11, cost $97,911)	102,752

		249,126

Water Transportation - 0.8%
15,000	Box Ships Inc. (Greece)(a)	169,650
1,000	Golar LNG Partners LP(a)	26,800

		196,450

	TOTAL COMMON STOCKS (Cost $8,445,242)	$9,161,079

SHORT TERM INVESTMENTS - 73.1%
MONEY MARKET FUNDS - 73.1%
692,946	Fidelity Institutional Government Portfolio, 0.01%(b)	$692,946
692,946	Fidelity Institutional Money Market Portfolio, 0.14%(b)	692,946
692,945	Goldman Sachs Financial Square Federal Fund, 0.00%(b)	692,945
15,432,945	Goldman Sachs Financial Square Government Fund, 0.00%(b)(c)	15,432,945
692,945	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(b)	692,945

	TOTAL SHORT TERM INVESTMENTS (Cost $18,204,727)	$18,204,727

	TOTAL INVESTMENTS (Cost $26,649,969) - 109.9%	$27,365,806
	Liabilities in Excess of Other Assets - (9.9)%	(2,458,750)

	TOTAL NET ASSETS - 100.0%	$24,907,056

Percentages are stated as a percent of net assets.

(a)	Non income producing.

(b)	Represents annualized seven-day yield at April 30, 2011.

(c)	$14,740,000 of this security is held as collateral for swap contracts.

Concentration By Country	% of
Country	Investments

United States of America	77.8
China	7.9
Brazil	3.6
Austria	1.4
Russia	1.4
Norway	1.3
United Kingdom	1.0
Mexico	1.0
Netherlands	1.0
Argentina	0.8
Luxembourg	0.7
Greece	0.6
France	0.6
Philippines	0.5
South Africa	0.2
Singapore	0.2

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Direxion Long/Short Global IPO Fund
Long Equity Swap Contracts
April 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation

Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	38,805	$24,130,501	(0.61%)	10/29/2012	$107,527

Direxion Long/Short Global IPO Fund
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation

Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	35,722	$21,110,162	(1.79%)	9/6/2011	$(3,736,838)

Direxion Long/Short Global IPO Fund
Short Futures Contracts
April 30, 2011 (Unaudited)

		Unrealized
Contracts		Depreciation

6	S&P 500 Index
	Expiring June 2011 (Underlying Notional Amount at Market Value $2,039,250)	$(105,175)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Commodity Trends			Direxion
	Strategy Fund	Financial Trends	Direxion/Wilshire	Long/Short
	(Consolidated)	Strategy Fund	Dynamic Fund	Global IPO Fund

Assets:
Investments, at market value (Note 2)	$174,510,173	$17,726,842	$22,481,887	$27,365,806
Receivables:
Fund shares sold	1,671,738	232,192	152,930	976,806
Investment securities sold	—	—	—	379,740
Deposits at broker for futures	—	—	—	261,150
Deposits at broker for swaps	—	180,000	—	—
Unrealized appreciation on swaps	18,374,610	17,972	1,057,965	107,527
Dividends and interest	—	110	41	4,863

Total assets	194,556,521	18,157,116	23,692,823	29,095,892

Liabilities:
Payables:
Fund shares redeemed	136,467	—	33,141	—
Investment securities purchased	—	—	59,719	311,761
Deposits from broker for swaps	14,050,000	—	890,000	—
Due to broker for futures	—	—	—	92,400
Unrealized depreciation on swaps	—	137,588	—	3,736,838
Variation margin	—	—	—	12,750
Accrued investment advisory fees	114,226	12,296	13,764	14,110
Accrued operating services fees	52,410	5,789	5,506	10,159
Accrued distribution expenses	27,996	3,351	5,643	6,115
Accrued shareholder servicing fees	26,903	3,156	2,190	4,703
Other liabilities	248	—	—	—

Total liabilities	14,408,250	162,180	1,009,963	4,188,836

Net Assets	$180,148,271	$17,994,936	$22,682,860	$24,907,056

Net Assets Consist Of:
Capital stock	166,834,113	18,494,601	19,381,463	24,529,764
Accumulated net investment loss	(1,095,876)	(143,207)	(38,473)	(148,299)
Undistributed (Accumulated) net realized gain (loss)	(3,932,307)	(236,842)	426,564	3,542,925
Net unrealized appreciation (depreciation) on:
Investments	(32,269)	—	1,855,341	715,837
Foreign Currency	—	—	—	1,315
Futures	—	—	—	(105,175)
Swaps	18,374,610	(119,616)	1,057,965	(3,629,311)

Total Net Assets	$180,148,271	$17,994,936	$22,682,860	$24,907,056

Investor Class:
Net Assets	$134,196,900	$15,253,356	$19,722,345	$21,274,032
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	4,382,527	536,267	427,645	676,183
Net asset value, redemption and offering price per share	$30.62	$28.44	$46.12	$31.46

Institutional Class:
Net Assets	$42,333,499	$2,265,598
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,379,303	78,925

Net asset value, redemption and offering price per share	$30.69	$28.71

Class C:
Net Assets	$3,617,872	$475,982	$2,960,515	$3,633,024
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	118,873	16,826	64,612	116,146

Net asset value, redemption and offering price per share	$30.43	$28.29	$45.82	$31.28

Cost of Investments	$174,542,442	$17,726,842	$20,626,546	$26,649,969

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For the Six Months Ended April 30, 2011 (Unaudited)

	Commodity			Direxion
	Trends Strategy	Financial Trends	Direxion/Wilshire	Long/Short
	Fund (Consolidated)	Strategy Fund	Dynamic Fund	Global IPO Fund

Investment income:
Dividend income (net of foreign withholding tax of $-, $-, $-, $1,028, respectively)	$—	$—	$117,214	$9,819
Interest income	58,662	7,344	5,082	2,572

Total investment income	58,662	7,344	122,296	12,391

Expenses:
Investment advisory fees	592,520	75,720	80,884	56,576
Operating services fees	271,862	35,633	32,354	45,179
Distribution expenses — Investor Class	142,052	18,491	23,951	15,149
Distribution expenses — Class C	4,539	1,662	9,031	11,128
Shareholder servicing fees — Investor Class	142,052	18,491	11,537	15,149
Shareholder servicing fees — Class C	1,513	554	3,012	3,710

Total expenses	1,154,538	150,551	160,769	146,891

Net investment loss	(1,095,876)	(143,207)	(38,473)	(134,500)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	7,326	—	182,428	860,566
Foreign Currency	—	—	—	(2,440)
Futures	—	—	—	(135,657)
Swaps	(3,939,633)	158,046	335,283	2,844,262

	(3,932,307)	158,046	517,711	3,566,731

Capital gain distributions from regulated investment companies	—	—	12,770	—

Change in unrealized appreciation (depreciation) on:
Investments	(32,269)	—	572,362	515,927
Foreign Currency	—	—	—	1,629
Futures	—	—	—	(101,912)
Swaps	31,772,222	(590,464)	635,482	(3,353,759)

	31,739,953	(590,464)	1,207,844	(2,938,115)

Net realized and unrealized gain (loss) on investments	27,807,646	(432,418)	1,738,325	628,616

Net increase (decrease) in net assets resulting from operations	$26,711,770	$(575,625)	$1,699,852	$494,116

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Statements of Changes in Net Assets

			Financial Trends
	Commodity Trends Strategy Fund (Consolidated)		Strategy Fund
	Six Months Ended		Six Months Ended
	April 30, 2011	Year ended	April 30, 2011	Year ended
Increase (Decrease) in net assets from:	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment loss	$(1,095,876)	(3,692,980)	$(143,207)	$(504,593)
Net realized gain (loss) on investments	(3,932,307)	(40,266,560)	158,046	(363,809)
Change in net unrealized appreciation (depreciation) on investments	31,739,953	8,553,537	(590,464)	(313,697)

Net increase (decrease) in net assets resulting from operations	26,711,770	(35,406,003)	(575,625)	(1,182,099)

Distributions to shareholders:
Net investment income
Investor Class Shares	—	(7,144,922)	—	—
Institutional Class Shares	—	(1,200,358)	—	—
C Class Shares	—	—	—	—
Return of capital
Investor Class Shares	—	(63)	—	—
Institutional Class Shares	—	—	—	—
C Class Shares	—	—	—	—

Total distributions to shareholders	—	(8,345,343)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	4,781,075	(152,108,839)	(521,305)	(24,608,660)

Total increase (decrease) in net assets from capital share transactions	4,781,075	(152,108,839)	(521,305)	(24,608,660)

Total increase (decrease) in net assets	31,492,845	(195,860,185)	(1,096,930)	(25,790,759)

Net assets:
Beginning of year/period	148,655,426	344,515,611	19,091,866	44,882,625

End of year/period	$180,148,271	148,655,426	$17,994,936	$19,091,866

Accumulated net investment loss, end of year/period	$(1,095,876)	$—	(143,207)	$—

(a)	Summary of capital share transactions is as follows:

	Commodity Trends Strategy Fund (Consolidated)				Financial Trends Strategy Fund
	Six Months Ended				Six Months Ended
	April 30, 2011		Year ended		April 30, 2011		Year ended
	(Unaudited)		October 31, 2010		(Unaudited)		October 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold
Investor Class Shares	1,228,866	$35,009,552	3,844,292	$101,129,983	193,608	$5,505,761	864,429	$25,258,477
Institutional Class Shares	663,078	19,692,319	1,248,893	32,715,850	4,445	127,554	181,938	5,399,506
C Class Shares	104,415	3,020,615	14,688	362,965	5,350	152,356	12,789	373,186
Shares issued in reinvestment of distributions
Investor Class Shares	—	—	254,406	6,937,656	—	—	—	—
Institutional Class Shares	—	—	6,835	185,908	—	—	—	—
C Class Shares	—	—	—	—	—	—	—	—
Shares redeemed
Investor Class Shares	(1,838,443)	(49,566,219)	(9,814,027)	(251,084,512)	(173,372)	(4,929,418)	(1,226,315)	(35,920,012)
Institutional Class Shares	(121,003)	(3,368,413)	(1,666,841)	(42,356,689)	(46,582)	(1,341,978)	(677,251)	(19,718,549)
C Class Shares	(230)	(6,779)	—	—	(1,270)	(35,580)	(43)	(1,268)

Net increase (decrease)	36,683	$4,781,075	(6,111,754)	$(152,108,839)	(17,821)	$(521,305)	(844,453)	$(24,608,660)

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion/Wilshire		Direxion Long/Short
	Dynamic Fund		Global IPO Fund
	Six Months Ended		Six Months Ended
	April 30, 2011	Year ended	April 30, 2011	March 1, 2010[1] to
Increase (Decrease) in net assets from:	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment loss	$(38,473)	$(53,025)	$(134,500)	$(55,257)
Net realized gain on investments	517,711	1,254,698	3,566,731	423,985
Capital gain distributions from regulated investment companies	12,770	4,187	—	—
Change in net unrealized appreciation (depreciation) on investments	1,207,844	288,995	(2,938,115)	(79,219)

Net increase in net assets resulting from operations	1,699,852	1,494,855	494,116	289,509

Distributions to shareholders:
Net investment income
Investor Class Shares	—	(33,999)	—	—
C Class Shares	—	—	—	—
Net realized gain
Investor Class Shares	(986,952)	(366,106)	(306,675)	—
C Class Shares	(115,303)	—	(99,048)	—

Total distributions to shareholders	(1,102,255)	(400,105)	(405,723)	—

Capital share transactions:
Net increase in net assets resulting from net change in capital share transactions (a)	4,643,417	3,040,336	17,537,372	6,991,782

Total increase in net assets from capital share transactions	4,643,417	3,040,336	17,537,372	6,991,782

Total increase in net assets	5,241,014	4,135,086	17,625,765	7,281,291

Net assets:
Beginning of year/period	17,441,846	13,306,760	7,281,291	—

End of year/period	$22,682,860	$17,441,846	$24,907,056	$7,281,291

Accumulated net investment loss, end of year/period	$(38,473)	$—	$(148,299)	$(13,799)

(a)	Summary of capital share transactions is as follows:

	Direxion/Wilshire Dynamic Fund				Direxion Long/Short Global IPO Fund
	Six Months Ended				Six Months Ended
	April 30, 2011		Year ended		April 30, 2011		March 1, 2010[1] to
	(Unaudited)		October 31, 2010		(Unaudited)		October 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold
Investor Class Shares	220,225	$9,820,126	180,436	$7,739,497	609,740	$19,048,900	194,639	$5,834,271
C Class Shares	21,812	966,215	42,585	1,835,884	58,443	1,826,957	67,553	2,017,519
Shares issued in reinvestment of distributions
Investor Class Shares	21,826	943,974	9,428	395,619	9,256	289,056	—	—
C Class Shares	2,637	113,575	—	—	3,114	96,878	—	—
Shares redeemed
Investor Class Shares	(159,280)	(7,093,444)	(163,691)	(6,929,286)	(108,844)	(3,344,030)	(28,608)	(841,794)
C Class Shares	(2,390)	(107,029)	(32)	(1,378)	(12,353)	(380,389)	(611)	(18,214)

Net increase	104,830	$4,643,417	68,726	$3,040,336	559,356	$17,537,372	$232,973	$6,991,782

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Financial Highlights

															RATIOS TO AVERAGE NET ASSETS
																	Net
			Net Realized	Net Increase													Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions				Redemption		Net Asset					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return			Fees		Value,		Net Assets,			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital		Total	Paid to		End of	Total	End of	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments	from Operations	Income	Capital Gains	Distribution		Distributions	Fund		Year/Period	Return[4]	Year/Period (,000)	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[5]

Commodity Trends Strategy Fund (Consolidated)
Investor Class Shares
Six Months Ended April 30, 2011 (Unaudited)	$25.43	$(0.23)	$5.42	$5.19	$—	$—	$—		$—	$—	[6]	$30.62	20.41%[2]	$134,197	1.74%	1.74%	(1.65%)	0%[2]
Year ended October 31, 2010	28.81	(0.43)	(2.19)	(2.62)	(0.77)	—	—	[6]	(0.77)	0.01		25.43	(9.24%)	126,967	1.78%	1.78%	(1.66%)	0%
May 1, 2009 to October 31, 2009	29.42	(0.25)	(0.37)	(0.62)	—	—	—		—	0.01		28.81	(2.07%)[2]	308,482	2.01%	1.93%	(1.68%)	0%[2]
June 10, 2008[7] to April 30, 2009	30.00	(0.34)	(0.21)	(0.55)	—	—	(0.08)		(0.08)	0.05		29.42	(1.73%)[2]	363,818	2.02%	2.00%	(1.22%)	0%[2]
Institutional Class Shares
Six Months Ended April 30, 2011 (Unaudited)	25.46	(0.16)	5.39	5.23	—	—	—		—	—	[6]	30.69	20.54%[2]	42,333	1.24%	1.24%	(1.16%)	0%[2]
Year ended October 31, 2010	28.87	(0.30)	(2.24)	(2.54)	(0.87)	—	—		(0.87)	—	[6]	25.46	(8.98%)	21,317	1.27%	1.27%	(1.16%)	0%
May 1, 2009[7] to October 31, 2009	28.98	(0.18)	0.07	(0.11)	—	—	—		—	—	[6]	28.87	(0.38%)[2]	36,034	1.48%	1.44%	(1.21%)	0%[2]
Class C Shares
Six Months Ended April 30, 2011 (Unaudited)	25.35	(0.30)	5.38	5.08	—	—	—		—	—		30.43	20.04%[2]	3,618	2.24%	2.24%	(2.16%)	0%[2]
March 4, 2010[7] to October 31, 2010	25.46	(0.33)	0.22	(0.11)	—	—	—		—	—		25.35	(0.43%)[2]	372	2.24%	2.24%	(2.10%)	0%[2]
Financial Trends Strategy Fund
Investor Class Shares
Six Months Ended April 30, 2011 (Unaudited)	29.34	(0.24)	(0.66)	(0.90)	—	—	—		—	—	[6]	28.44	(3.07%)[2]	15,253	1.75%	1.75%	(1.67%)	0%[2]
Year ended October 31, 2010	30.01	(0.49)	(0.20)	(0.69)	—	—	—		—	0.02		29.34	(2.23%)	15,142	1.78%	1.78%	(1.69%)	0%
March 2, 2009[7] to October 31, 2009	30.00	(0.33)	0.30	(0.03)	—	—	—		—	0.04		30.01	0.03%[2]	26,343	2.23%	1.90%	(1.69%)	0%[2]
Institutional Class Shares
Six Months Ended April 30, 2011 (Unaudited)	29.55	(0.17)	(0.67)	(0.84)	—	—	—		—	—		28.71	(2.84%)[2]	2,266	1.25%	1.25%	(1.16%)	0%[2]
Year ended October 31, 2010	30.08	(0.36)	(0.17)	(0.53)	—	—	—		—	—	[6]	29.55	(1.76%)	3,577	1.29%	1.29%	(1.21%)	0%
May 1, 2009[7] to October 31, 2009	28.89	(0.18)	1.37	1.19	—	—	—		—	—	[6]	30.08	4.12%[2]	18,539	1.58%	1.40%	(1.23%)	0%[2]
Class C Shares
Six Months Ended April 30, 2011 (Unaudited)	29.25	(0.30)	(0.66)	(0.96)	—	—	—		—	—		28.29	(3.28%)[2]	476	2.25%	2.25%	(2.17%)	0%[2]
April 19, 2010[7]to October 31, 2010	28.49	(0.33)	1.09	0.76	—	—	—		—	—		29.25	2.67%[2]	373	2.25%	2.25%	(2.13%)	0%[2]
Direxion/Wilshire Dynamic Fund
Investor Class Shares
Six Months Ended April 30, 2011 (Unaudited)	45.03	(0.06)	3.60	3.54	—	(2.46)	—		(2.46)	0.01		46.12	8.23%[2]	19,722	1.42%	1.42%	(0.28%)	60%[2]
Year ended October 31, 2010	41.75	(0.14)	4.60	4.46	(0.10)	(1.09)	—		(1.19)	0.01		45.03	10.92%	15,531	1.55%	1.55%	(0.33%)	107%
March 2, 2009[7] to October 31, 2009	30.00	0.09	11.65	11.74	—	—	—		—	0.01		41.75	39.17%[2]	13,307	2.09%	1.55%	0.34%	105%[2]
Class C Shares
Six Months Ended April 30, 2011 (Unaudited)	44.90	(0.21)	3.59	3.38	—	(2.46)	—		(2.46)	—		45.82	7.87%[2]	2,961	2.05%	2.05%	(0.94%)	60%[2]
March 17, 2010[7] to October 31, 2010	43.37	(0.34)	1.87	1.53	—	—	—		—	—		44.90	3.53%[2]	1,911	2.05%	2.05%	(1.26%)	107%[2]
Direxion Long/Short Global IPO Fund
Investor Class Shares
Six Months Ended April 30, 2011 (Unaudited)	31.28	(0.26)	1.55	1.29	—	(1.12)	—		(1.12)	0.01		31.46	4.17%[2]	21,274	1.85%	1.85%	(1.68%)	181%[2]
March 1, 2010[7] to October 31, 2010	30.00	(0.34)	1.61	1.27	—	—	—		—	0.01		31.28	4.27%[2]	5,193	1.90%	1.90%	(1.71%)	365%[2]
Class C Shares
Six Months Ended April 30, 2011 (Unaudited)	31.19	(0.34)	1.55	1.21	—	(1.12)	—		(1.12)	—		31.28	3.89%[2]	3,633	2.36%	2.36%	(2.21%)	181%[2]
March 25, 2010[7] to October 31, 2010	30.01	(0.39)	1.57	1.18	—	—	—		—	—		31.19	3.93%[2]	2,088	2.40%	2.40%	(2.20%)	365%[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities.
[6]	Amount is less than $0.005.
[7]	Commencement of operations.

18  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2011 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 32 series of which 4 are included in this report: Commodity Trends Strategy Fund, Financial Trends Strategy Fund, Direxion/Wilshire Dynamic Fund and Direxion Long/Short Global IPO Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The Commodity Trends Strategy Fund and Financial Trends Strategy Fund offer Investor, Institutional and C Class shares. The Direxion/Wilshire Dynamic Fund and the Direxion Long/Short Global IPO Fund offer both an Investor and C Class of shares. Investor Class shares are sold by the Funds directly without the services of a Financial Advisor. Institutional Class shares are sold by Financial Advisors that provide services to the Funds. C Class shares are offered primarily by authorized securities brokers and other financial intermediaries. C Class shares may be subject to a contingent deferred sales charge for one year. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Commodity Trends Strategy Fund is managed to track the performance of the Alpha Financial Technologies Commodity Trends Indicator (“AFT CTI”). The AFT CTI is an index that seeks to benefit from trends (in either direction) in the commodity futures markets. The Fund invests in a combination of commodity-linked derivatives and fixed income securities directly and/or indirectly through its wholly-owned subsidiary (“Subsidiary”) in order to track the returns of the AFT CTI within the limitation of the federal tax requirements applicable to regulated investment companies.

The Financial Trends Strategy Fund seeks investment results comparable to the performance of the Alpha Financial Technologies Financial Trends Indicator (“AFT FTI”). The AFT FTI is an index which reflects price changes in eight components, six currency and two fixed income market components. The Fund will invest primarily in derivatives, including currency and financial futures contracts, options and swap contracts, but may also invest directly in currencies, equity securities and fixed income securities, and in exchange-traded funds (“ETFs”) and other investment companies. The Fund will attempt to achieve the same weightings among the Euro, Yen, Pound, Swiss Franc, Australian Dollar, Canadian Dollar and U.S. Treasury Notes as the AFT FTI, but may not, at all times, invest in the same underlying securities or derivatives.

The objective of the Direxion/Wilshire Dynamic Fund is to seek capital appreciation by combining a strategic asset allocation with a “tactical overlay” to position the Fund defensively or aggressively, depending upon the outlook of Wilshire Associates Incorporated, the Fund’s subadviser (“Subadviser”). Under normal circumstances, the Fund is managed by the Adviser pursuant to the Subadviser’s traditional asset allocation model which allocates approximately 60% of the Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Fund’s risk exposure based on the Subadviser’s outlook for the market.

The objective of the Direxion Long/Short Global IPO Fund is to seek capital appreciation by investing at least 80% of its net assets in equity securities issued in connection with IPOs and spin-offs of domestic and foreign issuers, including issuers in emerging markets, and financial instruments that provide exposure to these IPOs. The Fund’s investments in IPOs will be positioned long or short, depending on IPOX® Capital Management, LLC’s (the “Subadviser”) outlook for an IPO.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all

DIREXION SEMI-ANNUAL REPORT  19

portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and ETFs are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at April 30, 2011.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays

20  DIREXION SEMI-ANNUAL REPORT

interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at April 30, 2011.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at April 30, 2011.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging

DIREXION SEMI-ANNUAL REPORT  21

markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Risks of Investing Commodity-Linked Derivatives – The Commodity Trends Strategy Fund, through its investment in the Subsidiary, will hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

i) Basis for Consolidation for the Commodity Trends Strategy Fund – The Commodity Trends Strategy Fund may invest in up to 25% of its total assets in its Subsidiary. The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Commodity Trends Strategy Fund. The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Commodity Trends Strategy Fund consistent with the Commodity Trends Strategy Fund’s investment objectives and policies specified in its prospectus and statement of additional information. As of April 30, 2011 net assets of the Commodity Trends Strategy Fund were $180,148,271, of which $59,759,985, or approximately 33.17%, represented the Commodity Trends Strategy Fund’s ownership of all issued shares and voting rights of the Subsidiary.

j) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

k) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

l) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For an additional discussion on expenses refer to Note 4. Income and expenses are allocated to each class of shares based upon relative net assets.

m) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

22  DIREXION SEMI-ANNUAL REPORT

The tax character of distributions during the six months ended April 30, 2011 and year ended October 31, 2010, were as follows:

	Commodity Trends		Financial Trends
	Strategy Fund (Consolidated)		Strategy Fund
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Distributions paid from:
Ordinary Income	$—	$8,345,280	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	63	—	—

Total Distributions paid	$—	$8,345,343	$—	$—

	Direxion/Wilshire		Direxion Long/Short
	Dynamic Fund		Global IPO Fund
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Period Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010[1]

Distributions paid from:
Ordinary Income	$1,055,538	$400,105	$405,723	$—
Long-Term Capital Gains	46,717	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$1,102,255	$400,105	$405,723	$—

[1]	Commenced operations on March 1, 2010.

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2010. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

As of October 31, 2010, the components of distributable earnings of the Funds on a tax basis were as follows:

	Commodity Trends
	Strategy Fund	Financial Trends	Direxion/Wilshire	Direxion Long/Short
	(Consolidated)	Strategy Fund	Dynamic Fund	Global IPO Fund

Net unrealized appreciation/(depreciation)	$—	$—	$1,194,777	$180,795

Undistributed ordinary income	—	—	1,040,073	405,721
Undistributed long-term capital gain	—	—	46,714	—

Total distributable earnings	—	—	1,086,787	405,721

Other accumulated gain/(loss)	(13,397,612)	75,960	422,236	(297,617)

Total accumulated earnings/(loss)	$(13,397,612)	$75,960	$2,703,800	$288,899

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards and/or unrealized gain/(loss) on derivative positions.

DIREXION SEMI-ANNUAL REPORT  23

The cost basis of investments for federal income tax purposes as of April 30, 2011 was as follows:

	Commodity Trends
	Strategy Fund	Financial Trends	Direxion/Wilshire	Long/Short
	(Consolidated)	Strategy Fund	Dynamic Fund	Global IPO Fund

Tax cost of investments	$174,542,442	$17,726,842	$20,714,748	$26,669,084
Gross unrealized appreciation	—	—	1,875,921	1,085,599
Gross unrealized depreciation	(32,269)	—	(108,782)	(388,877)

Net unrealized appreciation/(depreciation)	$(32,269)	$—	$1,767,139	$696,722

At October 31, 2010 the following funds had capital loss carryforwards on a tax basis of:

Expires
	10/31/2018	Total

Commodity Trends Strategy Fund (Consolidated)	$—	$—
Financial Trends Strategy Fund	379,957	379,957
Direxion/Wilshire Dynamic Fund	—	—
Direxion Long/Short Global IPO Fund	—	—

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2011, open Federal and state income tax years include the tax years ended April 30, 2009 and October 31, 2009, October 31, 2010. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

n) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

o) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2011, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Purchases	Sales

Commodity Trends Strategy Fund (Consolidated)	$59,679	$—
Financial Trends Strategy Fund	—	—
Direxion/Wilshire Dynamic Fund	8,212,434	4,985,539
Direxion Long/Short Global IPO Fund	14,632,415	9,537,509

The Funds had no purchases or sales of long-term U.S. Government securities during the six months ended April 30, 2011.

24  DIREXION SEMI-ANNUAL REPORT

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee of 0.85% for the Commodity Trends Strategy Fund and Financial Trends Strategy Fund and 0.75% for the Direxion/Wilshire Dynamic Fund and Direxion Long/Short Global IPO Fund, respectively, computed daily and payable monthly, as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements with Wilshire Associates Incorporated for the Direxion/Wilshire Dynamic Fund and with IPOX® Capital Management, LLC for the Direxion Long/Short Global IPO Fund whereby each subadviser will direct the investment activities of their respective Funds. The Adviser pays out of the management fees it receives from these funds, a fee for these sub-advisory services.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee of 0.39% for the Commodity Trends Strategy Fund, 0.40% for the Financial Trends Strategy Fund and 0.30% for the Direxion/Wilshire Dynamic Fund, calculated on an annualized basis on the average net assets of each Fund. Effective March 1, 2011, the monthly fee paid from the Direxion Long/Short Global IPO Fund to the Adviser decreased from 0.65% to 0.54%, calculated on an annualized basis on the average net assets of the fund.

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Investor Class shares of the Funds currently pay a 12b-1 fee of 0.25% of the Fund’s Investor Class average daily net assets. The Class C shares of the Funds pay a 12b-1 fee of 0.75% of the Fund’s Class C average daily net assets. The Institutional Class shares of the Funds do not pay a 12b-1 fee.

Shareholder Servicing Fees: The Board of Trustees has also authorized the Fund’s Investor Class and Class C shares, with the exception of the Direxion/Wilshire Dynamic Fund’s Investor Class, to pay a shareholder servicing fee of 0.25% of the Fund’s Investor Class and Class C average daily net assets. Effective December 2, 2010, the shareholder servicing fee of the Direxion/Wilshire Dynamic Fund’s Investor Class decreased from 0.25% to 0.10% of its net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts. The Institutional Class shares of the Funds do not pay a shareholder servicing fee.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities,

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

DIREXION SEMI-ANNUAL REPORT  25

The follow is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

	Commodity Trends Strategy Fund
	(Consolidated)
	Level 1	Level 2	Level 3	Total

Put Options	$27,410	$—	$—	$27,410
Short-Term Investments	$174,482,763	$—	$—	$174,482,763
Other Financial Instruments*	$—	$18,374,610	$—	$18,374,610

	Financial Trends Strategy Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$17,726,842	$—	$—	$17,726,842
Other Financial Instruments*	$—	$(119,616)	$—	$(119,616)

	Direxion/Wilshire Dynamic Fund
	Level 1	Level 2	Level 3	Total

Investment Companies-Equity	$5,646,864	$—	$—	$5,646,864
Investment Companies-Fixed Income	$4,357,220	$—	$—	$4,357,220
Short-Term Investments	$12,477,803	$—	$—	$12,477,803
Other Financial Instruments*	$—	$1,057,965	$—	$1,057,965

	Direxion Long/Short Global IPO Fund
	Level 1	Level 2	Level 3	Total

Equity Securities	$9,161,079	$—	$—	$9,161,079
Short-Term Investments	$18,204,727	$—	$—	$18,204,727
Other Financial Instruments*	$(105,175)	$(3,629,311)	$—	$(3,734,486)

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments include swap and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the six months ended April 30, 2011.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2011, the Funds were invested in put options, equity swap contracts and future contracts.

26  DIREXION SEMI-ANNUAL REPORT

At April 30, 2011, the fair value of derivatives instruments were as follows:

		Asset derivatives
		Commodity risk	Equity risk	Total

Commodity Trends	Put options[1]	$27,410	$—	$27,410
Strategy Fund	Swap contracts[2]	18,374,610	—	18,374,610

(Consolidated)	Total	$18,402,020	$—	$18,402,020

Financial Trends	Swap contracts[2]	$—	$17,972	$17,972

Strategy Fund	Total	$—	$17,972	$17,972

Direxion/Wilshire	Swap contracts[2]	$—	$1,057,965	$1,057,965

Dynamic Fund	Total	$—	$1,057,965	$1,057,965

Direxion Long/Short	Swap contracts[2]	$—	$107,527	$107,527

Global IPO Fund	Total	$—	$107,527	$107,527

[1]	Statement of Assets and Liabilities location: Investments, at market value.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

		Liability derivatives[1]
		Commodity risk	Equity risk	Total

Financial Trends	Swap contracts	$—	$137,588	$137,588

Strategy Fund	Total	$—	$137,588	$137,588

Direxion Long/Short	Futures contracts*	$—	$105,175	$105,175
Global IPO Fund	Swap contracts	—	3,736,838	3,736,838

	Total	$—	$3,842,013	$3,842,013

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on futures and swaps.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
Transactions in derivative instruments during the year ended April 30, 2011, were as follows:

		Commodity risk	Equity risk	Total

Commodity Trends	Realized gain (loss)[1]
Strategy Fund	Swap contracts	$(3,939,633)	$—	$(3,939,633)

(Consolidated)	Total realized gain (loss)	$(3,939,633)	$—	$(3,939,633)

	Change in unrealized appreciation (depreciation)[2]
	Put options	$(32,269)	$—	$(32,269)
	Swap contracts	31,772,222	—	31,772,222

	Total change in unrealized appreciation (depreciation)	$31,739,953	$—	$31,739,953

Financial Trends	Realized gain (loss)[1]
Strategy Fund	Swap contracts	$—	$158,046	$158,046

	Total realized gain (loss)	$—	$158,046	$158,046
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(590,464)	$(590,464)

	Total change in unrealized appreciation (depreciation)	$—	$(590,464)	$(590,464)

Direxion/Wilshire	Realized gain (loss)[1]
Dynamic Fund	Swap contracts	$—	$335,283	$335,283

	Total realized gain (loss)	$—	$335,283	$335,283
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$635,482	$635,482

	Total change in unrealized appreciation (depreciation)	$—	$635,482	$635,482

DIREXION SEMI-ANNUAL REPORT  27

		Commodity risk	Equity risk	Total

Direxion Long/Short	Realized gain (loss)[1]
Global IPO Fund	Futures contracts	$—	$(135,657)	$(135,657)
	Swap contracts	—	2,844,262	2,844,262

	Total realized gain (loss)	$—	$2,708,605	$2,708,605
	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$(101,912)	$(101,912)
	Swap contracts	—	(3,353,759)	(3,353,759)

	Total change in unrealized appreciation (depreciation)	$—	$(3,455,671)	$(3,455,671)

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on investments, futures and swaps.

For the six months ended April 30, 2011, the quarterly average gross notional amounts of the derivatives held by the Funds were as follows:

	Long Equity Swaps	Short Equity	Long Futures	Short Futures
	Contracts	Swaps Contracts	Contracts	Contracts

Commodity Trends Strategy Fund (Consolidated)	$147,144,605	$—	$—	$—
Financial Trends Strategy Fund	18,141,041	—	—	—
Direxion/Wilshire Dynamic Fund	13,494,969	—	—	—
Direxion Long/Short Global IPO Fund	14,693,115	13,512,641	—	1,562,441

The Commodity Trends Strategy Fund and the Financial Trends Strategy Fund utilize this volume of derivatives in order to track meet the investment objective of tracking comparable results to the performance of the AFT CTI and AFT FTI, respectively. The Direxion/Wilshire Dynamic Fund uses its investments in derivatives to tactically tilt the strategic allocation of its investment strategy. The Direxion Long/Short Global Fund uses its investments in derivatives to obtain exposure to IPOs. The Direxion Long/Short Global Fund’s volume of swap contracts was consistent throughout the year while its volume of futures contracts shifts as a hedge to the overall portfolio’s position in IPOs.

7.	NEW ACCOUNTING PRONOUNCEMENT

On April 15, 2011, the Financial Accounting Standards Board issued an update intended to improve the accounting for repurchase and other similar agreements. Specifically, the update modifies the criteria for determining when these agreements would be accounted for as financing transactions (secured borrowings/lending agreements) as opposed to sale (purchase) transactions with commitments to repurchase (resell). At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements or footnote disclosures, if any.

8.	SUBSEQUENT EVENTS

The Funds have adopted authoritative standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

28  DIREXION SEMI-ANNUAL REPORT

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT  29

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI include additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in the Direxion
Family of
Investment
	Position(s)	Term of Office		Companies	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1)
Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	172	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
				Fund
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne
Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	172	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III
Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	172	None

John Weisser
Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	172	Director, MainStay VP Fund Series (20 Funds), The MainStay Funds (14 Funds), The MainStay Funds Trust (4 Funds); Director ICAP Funds, Inc (4 Funds); Director, Eclipse Funds, Inc. (21 Funds), Eclipse Funds (2 Funds)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 42 of the 139 funds currently registered with the SEC.

30  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

# of Portfolios
in the Direxion
Family of
				Investment	Other
	Position(s)	Term of Office		Companies	Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill(1)
Age: 43	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	N/A
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

Christopher Lewis
Age: 40	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009 — present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 777 East Wisconsin Avenue Milwaukee, WI 53202
Age: 37	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Eric W. Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202
Age: 38	Secretary	One Year; Since 2004	Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since September 2007; Chief Financial Officer, USBFS, since April 2006; Vice President, USBFS, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 42 of the 139 funds currently registered with the SEC.

DIREXION SEMI-ANNUAL REPORT  31

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT  PN-1

SEMI-ANNUAL REPORT APRIL 30, 2011

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation at the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Funds

By (Signature and Title	/s/ Daniel D. O’Neill Daniel D. O’Neill, President

Date July 7, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President

Date July 7, 2011

By (Signature and Title)*	/s/ Patrick J. Rudnick Patrick J. Rudnick, Principal Financial Officer

Date July 7, 2011

* Print the name and title of each signing officer under his or her signature.